Financial assets at amortised cost - Movements in Retail mortgage (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	£ (3,455)
Additions (repayments)	(211)	£ 52	£ 64
Transfers	(1,263)	(225)	(379)
Balance at end of period	(6,541)	(3,455)		£ (3,455)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(772)
Balance at end of period	(1,606)	(772)		(772)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,072)
Balance at end of period	(2,384)	(1,072)		(1,072)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,469)
Balance at end of period	(2,226)	(1,469)		(1,469)
Drawn balance | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3,278)		(3,169)	(3,169)
Exchange and other adjustments	10			(308)
Transfers	(1,160)			(598)
Financial assets that have been written off	786			1,883
Balance at end of period	(6,040)	(3,278)		(3,278)
Drawn balance | Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)		(78)	(78)
Exchange and other adjustments	38			(283)
Financial assets that have been written off	24			54
Balance at end of period	(325)	(142)		(142)
Drawn balance | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(677)		(527)	(527)
Exchange and other adjustments	(1)			(11)
Transfers	56			14
Balance at end of period	(1,355)	(677)		(677)
Drawn balance | Impairment | 12-month expected credit losses | Stage 1
Disclosure of financial assets [line items]
Transfers	(108)			(229)
Drawn balance | Impairment | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	90			53
Drawn balance | Impairment | 12-month expected credit losses | Stage 3
Disclosure of financial assets [line items]
Transfers	10			15
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(995)		(994)	(994)
Exchange and other adjustments	(1)			9
Transfers	(670)			(83)
Balance at end of period	(2,169)	(995)		(995)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Disclosure of financial assets [line items]
Transfers	107			222
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	(133)			(92)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Disclosure of financial assets [line items]
Transfers	133			140
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,464)		(1,570)	(1,570)
Exchange and other adjustments	(26)			(23)
Transfers	(546)			(529)
Financial assets that have been written off	762			1,829
Balance at end of period	(2,191)	(1,464)		(1,464)
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Disclosure of financial assets [line items]
Transfers	1			7
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Disclosure of financial assets [line items]
Transfers	43			39
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Disclosure of financial assets [line items]
Transfers	(143)			(155)
Retail - Mortgages [Member] | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(569)		(459)	(459)
Exchange and other adjustments	39			(283)
Transfers	(186)			(129)
Financial assets that have been written off	42			89
Balance at end of period	(1,111)	(569)		(569)
Retail - Mortgages [Member] | Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)		(78)	(78)
Exchange and other adjustments	38			(283)
Financial assets that have been written off	24			54
Balance at end of period	(325)	(142)		(142)
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(24)		(37)	(37)
Exchange and other adjustments	2
Transfers	4			16
Balance at end of period	(108)	(24)		(24)
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 1
Disclosure of financial assets [line items]
Transfers	(14)			(17)
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	6			13
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 3
Disclosure of financial assets [line items]
Transfers				5
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(281)		(226)	(226)
Exchange and other adjustments	(1)
Transfers	(133)			(100)
Balance at end of period	(491)	(281)		(281)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Disclosure of financial assets [line items]
Transfers	14			17
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	(16)			(33)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Disclosure of financial assets [line items]
Transfers	28			21
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(122)		(118)	(118)
Transfers	(57)			(45)
Financial assets that have been written off	18			35
Balance at end of period	(187)	(122)		(122)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Disclosure of financial assets [line items]
Transfers	10			20
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Disclosure of financial assets [line items]
Transfers	(28)			(26)
Retail - Mortgages [Member] | Drawn balance
Disclosure of financial assets [line items]
Balance at beginning of period	288,630
Balance at end of period	284,618	288,630		288,630
Retail - Mortgages [Member] | Drawn balance | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,572
Balance at end of period	12,718	13,572		13,572
Retail - Mortgages [Member] | Drawn balance | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	257,020
Balance at end of period	236,471	257,020		257,020
Retail - Mortgages [Member] | Drawn balance | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	16,654
Balance at end of period	33,817	16,654		16,654
Retail - Mortgages [Member] | Drawn balance | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	1,384
Balance at end of period	1,613	1,384		1,384
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	289,198		288,235	288,235
Exchange and other adjustments	(53)			284
Additions (repayments)	(3,385)			(2,983)
Recoveries	9			57
Acquisition of portfolios	42			3,694
Financial assets that have been written off				(89)
Balance at end of period	285,726	289,198		289,198
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,714		15,391	15,391
Exchange and other adjustments	(54)			283
Additions (repayments)	(593)			(1,934)
Recoveries				28
Acquisition of portfolios	24
Financial assets that have been written off				(54)
Balance at end of period	13,043	13,714		13,714
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	257,043		257,797	257,797
Exchange and other adjustments				(1)
Additions (repayments)	(1,522)			799
Transfers	(18,944)			(5,246)
Acquisition of portfolios				3,694
Balance at end of period	236,577	257,043		257,043
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | 12-month expected credit losses | Stage 1
Disclosure of financial assets [line items]
Transfers	1,350			3,060
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	(20,260)			(7,879)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | 12-month expected credit losses | Stage 3
Disclosure of financial assets [line items]
Transfers	(34)			(427)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	16,935		13,654	13,654
Additions (repayments)	(1,054)			(1,432)
Transfers	18,426			4,713
Balance at end of period	34,307	16,935		16,935
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 1
Disclosure of financial assets [line items]
Transfers	(1,345)			(3,057)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	20,473			8,242
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 3
Disclosure of financial assets [line items]
Transfers	(702)			(472)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	1,506		£ 1,393	1,393
Exchange and other adjustments	1			2
Additions (repayments)	(216)			(416)
Transfers	518			533
Recoveries	9			29
Acquisition of portfolios	18
Financial assets that have been written off				(35)
Balance at end of period	1,800	1,506		1,506
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Disclosure of financial assets [line items]
Transfers	(5)			(3)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Disclosure of financial assets [line items]
Transfers	(213)			(363)
Retail - Mortgages [Member] | Drawn balance | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Disclosure of financial assets [line items]
Transfers	736			899
Retail - Mortgages [Member] | Drawn balance | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(568)
Balance at end of period	(1,109)	(568)		(568)
Retail - Mortgages [Member] | Drawn balance | Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Retail - Mortgages [Member] | Drawn balance | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(23)
Balance at end of period	(106)	(23)		(23)
Retail - Mortgages [Member] | Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(281)
Balance at end of period	(491)	(281)		(281)
Retail - Mortgages [Member] | Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(122)
Balance at end of period	£ (187)	£ (122)		£ (122)